401(k) Plan (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017
Retirement Benefits [Abstract]
Employee contribution, percentage of annual salary		100.00%
Employee contribution, maximum allowable contribution		$ 55,000
Service period for eligibility (in years)	1 month			1 year
Employer matching contribution percent		100.00%
Percent of employees' gross pay		4.00%
Profit sharing contribution, vesting schedule (in years)		6 years
Profit sharing contribution, percent		7.00%
Company contributions to plan		$ 6,920,000	$ 5,910,000		$ 6,433,000